Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

19.    Subsequent events

The following subsequent events were evaluated on April 8, 2024, the date the financial statements were issued. Except as set forth below, there were no events that occurred subsequent to December 31, 2023 that require adjustment to or disclosure in the consolidated financial statements.

On January 25, 2024, the shareholders of the Company approved a 2-for-1 reverse stock split (the “reverse stock split”). After such reverse stock split, the authorized share capital of the Company would be divided into 250,000,000 ordinary shares with par value of US$0.0002 each, comprising of: 1) 121,410,923 Class A ordinary shares with par value of $0.0002 each, 2) 28,589,078 Class B ordinary shares with par value of $0.0002 each, and 3) 99,999,999 shares of a par value of US$0.0002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The reverse stock split was effective on January 31, 2024. All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.

On February 5, 2024, an employee who holds options under the 2022 share incentive plan, elected to exercise the vested options to purchase a total of 36,067 Class A ordinary shares of the Company with an exercise price of US$0.0002 per share. The shares were issued to the employee from the ESOP platform.

From January to April 2024, the Company borrowed a total of approximately RMB20.2 million from Zhejiang Shaoxing Ruifeng Rural Commercial Bank Co., Ltd under the credit line pledged by the land use right of the Company as described in Note 10. The additional borrowings bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from June 20, 2024 to July 25, 2030.